Vessels, net and Advances for Vessels Acquisitions, Advances for Vessel Acquisitions / Under Construction (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Net Assets [Abstract]
Beginning balance	$ 30,579
Advances paid	213,429
Capitalized expenses	1,755
Transferred to Vessels, net	(245,763)
Ending balance	$ 0